Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Tax Credit Carryforward [Line Items]
Deferred tax assets, valuation allowance	$ 16,387	$ 23,700
Foreign tax jurisdiction [Member]
Tax Credit Carryforward [Line Items]
Deferred tax assets, valuation allowance	3,676
Operating loss carryforwards	10,545	10,360
Domestic tax jurisdiction [Member]
Tax Credit Carryforward [Line Items]
Deferred tax assets, valuation allowance	12,911
Operating loss carryforwards	$ 73,491	$ 46,701